Consolidated Statement of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenue	$ 38,345,253	$ 17,312,286	$ 12,351,546
Cost of sales	(48,923,203)	(26,413,704)	(33,783,534)
Gross loss	(10,577,950)	(9,101,418)	(21,431,988)
General and administrative expenses	(74,718,946)	(18,583,735)	(10,757,537)
Selling and marketing costs	(13,715,238)	(4,727,415)	(8,347,644)
Provision for expected credit losses	(1,327,104)	(728,856)	(325,708)
Other expenses, net	(177,067)	(245,428)	(61,300)
Operating loss	(100,516,305)	(33,386,852)	(40,924,177)
Finance income	182,176	589,750	356,861
Finance cost	(45,873,304)	(83,804)	(70,637)
Loss before tax	(146,207,433)	(32,880,906)	(40,637,953)
Income tax benefit	4,718,036	3,155,704	5,378,552
Loss for the year	(141,489,397)	(29,725,202)	(35,259,401)
Attributable to:
Equity holders of the Parent Company	(141,416,132)	(29,725,202)	(35,259,401)
Non-controlling interests	(73,265)
Loss for the year	$ (141,489,397)	$ (29,725,202)	$ (35,259,401)
Loss per share attributable to equity holders of the Parent Company
Basic	$ (2,504)	$ (538)	$ (809)
Diluted	$ (2,504)	$ (538)	$ (809)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	$ (409,511)	$ (308,434)	$ 1,154,625
Total comprehensive loss for the year	$ (141,898,908)	$ (30,033,636)	$ (34,104,776)